UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                                                  -----------------------------
                                                          OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:      3235-0006
                                                  Expires:
                                                  Estimated average
                                                     burden hours per
                                                     response:..........24.7
                                                  -----------------------------

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [ ];  Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCVF Management, L.L.C.
Address: 528 Ramona Street, Palo Alto, CA 94301

Form 13F File Number: 28-06209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Carla S. Newell
Title: Attorney-in-Fact
Phone: 650-614-8200

Signature, Place, and Date of Signing:

/s/ Carla S. Newell              Palo Alto, California           July 3, 2002
-----------------------          ---------------------         -----------------
    [Signature]                     [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total:  $32,037
                                         (thousands)

List of Other Included Managers:         None

                           FORM 13F INFORMATION TABLE

                                                       VALUE    SHARES/     SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP    (X$1000)  PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED     NONE
--------------------------- -------------- ---------  --------  --------    ---  ----  ------- --------  --------  ------   --------
AOL Time Warner Inc             Common     00184A105     1,992   135,400     SH           Sole            135,400     0         0
Applied Materials, Inc.         Common     038222105       190    10,000     SH           Sole             10,000     0         0
CIENA Corporation               Common     171779101       440   105,000     SH           Sole            105,000     0         0
Cisco Systems, Inc.             Common     17275R102     1,535   110,000     SH           Sole            110,000     0         0
Cognos Incorporated             Common     19244C109       666    30,000     SH           Sole             30,000     0         0
Dell Computer Corporation       Common     247025109     1,568    60,000     SH           Sole             60,000     0         0
E.piphany, Inc.                 Common     26881V100       395    90,000     SH           Sole             90,000     0         0
Flextronics Intl. Ltd.          Common     Y2573F102       963   135,000     SH           Sole            135,000     0         0
I2 Technologies, Inc.           Common     465754109       210   142,000     SH           Sole            142,000     0         0
Informatica Corp.               Common     45666Q102       709   100,000     SH           Sole            100,000     0         0
Intel Corporation               Common     458140100     1,188    65,000     SH           Sole             65,000     0         0
JABIL CIRCUIT, Inc.             Common     466313103       633    30,000     SH           Sole             30,000     0         0
Linear Technology Corp.         Common     535678106     1,729    55,000     SH           Sole             55,000     0         0
Maxim Integrated Products, Inc. Common     57772K101     1,533    40,000     SH           Sole             40,000     0         0
Microsoft Corporation           Common     594918104     3,829    70,000     SH           Sole             70,000     0         0
MOTOROLA INC.                   Common     620076109     1,459   100,000     SH           Sole            100,000     0         0
Netflix, Inc.                   Common     64110L106       100     8,927     SH           Sole              8,927     0         0
Network Appliance, Inc.         Common     64120L104       498    40,000     SH           Sole             40,000     0         0
Openwave Systems, Inc.          Common     683718100       954   170,000     SH           Sole            170,000     0         0
Powerwave Technologies, Inc.    Common     739363109     1,053   115,000     SH           Sole            115,000     0         0
QUALCOMM Incorporated           Common     747525103     1,649    60,000     SH           Sole             60,000     0         0
Quest Software, Inc.            Common     74834T103     1,017    70,000     SH           Sole             70,000     0         0
RF Micro Devices, Inc.          Common     749941100        76    10,000     SH           Sole             10,000     0         0
SAP AG                          Common     803054204     2,186    90,000     SH           Sole             90,000     0         0
Sapient Corporation             Common     803062108       191   180,000     SH           Sole            180,000     0         0
Semtech Corporation             Common     816850101       267    10,000     SH           Sole             10,000     0         0
Siebel Systems, Inc.            Common     826170102       142    10,000     SH           Sole             10,000     0         0
Silicon Laboratories, Inc.      Common     826919102       812    30,000     SH           Sole             30,000     0         0
Tellabs, Inc.                   Common     879664100       620   100,000     SH           Sole            100,000     0         0
TEXAS INSTRUMENTS INC.          Common     882508104     1,067    45,000     SH           Sole             45,000     0         0
Ticketmaster                    Common     88633P203     1,123    60,000     SH           Sole             60,000     0         0
Veritas Software Company        Common     923436109       396    20,000     SH           Sole             20,000     0         0
WebEx Communications, Inc.      Common     94767L109       398    25,000     SH           Sole             25,000     0         0
Xilinx Inc.                     Common     983919101       449    20,000     SH           Sole             20,000     0         0
                                               Total    32,037
                                           -------------------